RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Table of the related party and its relationship with the Group

Name of related party	Relationship with the Group
Zhejiang Youzhan Information Technology Co., Ltd.	Entity controlled by Chief Operating Officers of the Group

Schedule of amounts owed from related parties

	Years Ended December 31,
	2017	2018
Accrued expenses and other current liabilities	—	157